Credit Facilities - Long-term loan bank And Additional Information (Details) (Imported)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Aug. 12, 2020 CNY (¥)	Aug. 12, 2020 USD ($)
Line of Credit Facility [Line Items]
Interest expense	$ 1,673,563	$ 730,780	$ 1,282,291
Interest expense of loans - related parties	51,770	11,403	0
Continuing operations
Line of Credit Facility [Line Items]
Interest expense	1,661,788	713,201	1,243,708
Interest expense of loans - related parties	51,770	11,403
Discontinued operations
Line of Credit Facility [Line Items]
Interest expense	$ 114,853	110,350	$ 0
Chongqing Dadukou Rongxing Village & Township Bank
Line of Credit Facility [Line Items]
Weighted average interest rate	12.00%
Long term bank loan	$ 777,558	$ 866,231
Chongqing Dadukou Rongxing Village & Township Bank | Subsequent events
Line of Credit Facility [Line Items]
Aggregate amount to be repaid due to suit				¥ 6,629,447	$ 900,000
Principal portion of amount to be repaid due to suit				5,493,839	800,000
Interest portion of amount to be repaid due to suit				¥ 1,135,608	$ 100,000